Organization and Nature of Operations (Reconciliations and Footnotes Thereto Depict Key Consolidated Financial Statement Amounts)(Details)
In Thousands, except Per Share data, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Pre-Transaction [Member] CNY	Dec. 31, 2012 Pre-Transaction [Member] CNY	Dec. 31, 2011 Pre-Transaction [Member] CNY	Dec. 31, 2013 Pre-Transaction [Member] Businesses acquired from Shanda Interactive [Member] CNY	Dec. 31, 2012 Pre-Transaction [Member] Businesses acquired from Shanda Interactive [Member] CNY	Dec. 31, 2011 Pre-Transaction [Member] Businesses acquired from Shanda Interactive [Member] CNY	Dec. 31, 2013 Scenario, Adjustment [Member] Eliminations [Member] CNY	Dec. 31, 2012 Scenario, Adjustment [Member] Eliminations [Member] CNY	Dec. 31, 2011 Scenario, Adjustment [Member] Eliminations [Member] CNY
Reconciliations and Footnotes Thereto Depict Key Consolidated Financial Statement Amounts [Line Items]
Net revenues	$ 717,699	4,344,730	4,718,559	5,309,827	4,293,395	4,682,145	5,281,896	893,112	1,122,159	1,278,154	(841,777)	(1,085,745)	(1,250,223)
Income from operations	285,423	1,727,866	2,120,010	2,351,027	1,135,752	1,378,237	1,474,038	593,013	741,298	876,298	(899)	475	691
Net income	268,921	1,627,976	1,788,557	2,060,748	1,121,491	1,136,595	1,285,989	507,384	651,487	774,068	(899)	475	691
Net income attributable to the Company's shareholders	262,299	1,587,888	1,765,392	2,039,632	1,081,403	1,113,430	1,264,873	507,384	651,487	774,068	(899)	475	691
Comprehensive income	272,827	1,651,625	1,826,979	2,013,416	1,145,140	1,175,017	1,238,657	507,384	651,487	774,068	(899)	475	691
Comprehensive income attributable to Shanda Games Limited	$ 264,613	1,601,897	1,795,550	2,011,887	1,095,412	1,143,588	1,237,128	507,384	651,487	774,068	(899)	475	691
Earnings per ordinary share:
Basic (per share)	$ 0.49	2.96	3.18	3.60	2.01	2.01	2.23	0.95	1.17	1.37
Diluted (per share)	$ 0.49	2.95	3.18	3.60	2.01	2.01	2.23	0.94	1.17	1.37